Business and Summary of Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 188,445	$ 297,215
Embedded conversion derivative liability	184,745	$ 297,215
Warrant derivatives	$ 3,700
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Embedded conversion derivative liability
Warrant derivatives
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Embedded conversion derivative liability
Warrant derivatives
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 188,445
Embedded conversion derivative liability	184,745	$ 297,215
Warrant derivatives	$ 3,700